Additional Financial Information - Balance Sheet Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Prepaid expenses and other
Prepaid taxes	$ 2,438		$ 348
Deferred contract costs	2,578		2,083
Restricted cash	1,221		1,047
Other prepaid expense and other	1,791		1,975
Prepaid expenses and other	8,028	$ 5,124	5,453
Accounts payable and accrued liabilities
Accounts payable	7,725		7,232
Accrued expenses	5,984		5,948
Accrued vacation, salaries and wages	4,885		6,268
Interest payable	1,441		1,570
Taxes payable	1,771		1,483
Total accounts payable and accrued liabilities	21,806	22,498	22,501
Other current liabilities
Dividends payable	2,566		2,512
Contract liability	4,651		4,207
Other	1,807		1,520
Total other current liabilities	$ 9,024	$ 8,237	$ 8,239